Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties (Details)	Feb. 11, 2025 shares
Common Stock [Member]
Business Organization, Nature of Operations, Basis of Presentation, and Risks and Uncertainties [Line Items]
Common stock, share outstanding	3,249,999